UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G/A

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

__          Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ________ to ________

Date of Report (Date of earliest event reported):

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

[✔] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

George Mortgage LLC, Harriet Mortgage LLC, Irving Mortgage LLC and Janet Mortgage LLC
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor: 0001739593

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Graham Fleming, Chief Administrative Officer

Telephone (949) 275-4476

Name and telephone number, including area code, of the person to contact in connection with this filing

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Schedules to this Form ABS-15G/A. Please see the Schedule Index for the related information.

EXPLANATORY NOTE

This Form ABS-15G/A amends the Form ABS-15G filed by MM Revolver LLC on September 19, 2018 (the “Original Filing”) and is being filed solely to replace the reports attached to the Original Filing as Exhibit 99.1— Selene New Diligence Advisors LLC (“NDA”) Due Diligence Review Narrative (the “Executive Summary”), Exhibit 99.2—NDA-Findings Report (the “Findings Report”), Exhibit 99.3—Initial Tape Data Compare (the “Data Compare”), Exhibit 99.4—Valuation Report (the “Valuation Report”), Exhibit 99.5—Exceptions Detail (the “Exception Detail”) and Exhibit 99.6—NDA Data Extract (the “Data Extract”, and together with the Executive Summary, the Findings Report, the Data Compare, the Valuation Report and the Exception Detail, the “Reports”). The Reports are being replaced in order to revise the valuation grade results contained within such Reports. Each of the Executive Summary, the Findings Report, the Data Compare, the Valuation Report, the Exception Detail Report and the Data Extract is hereby replaced in its entirety by the reports filed as Exhibit 99.1, Exhibit 99.2, Exhibit 99.3, Exhibit 99.4, Exhibit 99.5 and Exhibit 99.6 to this Form ABS-15G/A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: September 20¸ 2018

MM REVOLVER LLC
(Depositor)

By: /s/ Graham Fleming
Name: Graham Fleming
Title:   Chief Administrative Officer